Investments - Available For Sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Debt Securities, Available-For-Sale [Roll Forward]
At start of year	$ 77,589	$ 68,046
Purchases	80,956	41,701	$ 22,030
Sales and maturities	(99,865)	(33,086)	(40,858)
Interest on short term investments	1,329	1,088	823
Realized gain on sale of short term investments	56	112	50
Unrealized capital loss - investments	(155)	(272)	11
At end of year	$ 59,910	$ 77,589	$ 68,046